7. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
7. Subsequent Events

On March 28, 2014, the Company entered into an Investment Agreement (“the Agreement”) with Dutchess Opportunity Fund II L.P. (“Dutchess”) whereby Dutchess may purchase up to that number of common shares having an aggregate purchase price of $5,000,000. Under terms of the Agreement, the Company may, at its sole discretion, deliver a Put Notice to Dutchess stating the dollar amount of common shares, which the Company intends to sell to Dutchess on a closing date. The maximum amount that Dutchess can be required to purchase at any one time shall be equal to (1) 200% of the average daily volume for the three trading days immediately preceding the formal date of the notice to Dutchess or (2) $150,000, determined at the sole discretion of the Company. The share purchase price is 94% of the lowest daily volume-weighted average price of Company stock for the 5 consecutive trading days beginning with the notice date and the ensuing four trading days. The Agreement is for a term of three years from the date of execution, or, if earlier, the sale of $5,000,000 or written notice to Dutchess by the Company. On September 4, 2014, the Company and Dutchess amended the agreement to require the Company to file a Registration Statement on Form S-1 (or other appropriate form) with the SEC covering any registrable securities that may be issued under the Investment Agreement within 30 days of the completion of the review of the Form 10 by the SEC. The Company was notified by the SEC of the completion of the SEC’s review on October 14, 2014. The Company must initially register for resale up to 10,000,000 shares of common stock, except to the extent that the SEC requires the share amount to be reduced as a condition of effectiveness.

On October 27, 2014, the Company received an additional $100,000 in proceeds from Wild Harp and DW Odell pursuant to the arrangements described in Note 4.

On January 24, 2014 KED Consulting Group LLC, (the “Investor”) entered into a convertible promissory note and warrant purchase agreement with the Company in the amount of $270,000. Of this amount, $100,000 will be applied directly to the payment of a company liability and $170,000 in cash will be advanced to the Company in six equal monthly installments beginning in January 2014.

On March 28, 2014, the Company entered into an Investment Agreement (“the Agreement”) with Dutchess Opportunity Fund II L.P. (“Dutchess”) whereby Dutchess may purchase up to that number of common shares having an aggregate purchase price of $5,000,000. Under terms of the Agreement, the Company may, at its sole discretion, deliver a Put Notice to Dutchess stating the dollar amount of common shares which the Company intends to sell to Dutchess on a closing date. The maximum amount that Dutchess can be required to purchase at any one time shall be equal to (1) 200% of the average daily volume for the three trading days immediately preceding the formal date of the notice to Dutchess or (2) $150,000, determined at the sole discretion of the Company. The share purchase price is 94% of the lowest daily volume-weighted average price of Company stock for the 5 consecutive trading days beginning with the notice date and the ensuing four trading days. The Agreement is for a term of three years from the date of execution, or, if earlier, the sale of $5,000,000 or written notice to Dutchess by the Company. The Company has undertaken to file a related registration statement with the Securities and Exchange Commission by August 31, 2014.